Bank Borrowings (Details Narrative) ¥ in Millions, $ in Millions		12 Months Ended
	Jun. 19, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Debt Disclosure [Abstract]
Debt term		36 months
Principal amount	$ 150	¥ 89.6
Debt maturity date	Jul. 01, 2030	Apr. 24, 2028